Income Taxes (Components of Federal Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Expense (Benefit)	$ 2,657	$ 2,566	$ 2,612
Deferred Income Tax Expense (Benefit)	(51)	140	424
Current Income Tax Expense (Benefit), Total	2,606	2,706	3,036
Parent Company [Member]
Current Income Tax Expense (Benefit), Total	$ (114)	$ (88)	$ (74)